Goodwill and intangible assets, net - Schedule of Breakdown of Goodwill Per Reporting Unit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	$ 38,733	$ 38,894
Other comprehensive Income / (Loss)	(2,526)	(161)
Balance at end of period	36,207	38,733
Argentina [member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	1,866	2,187
Other comprehensive Income / (Loss)	(665)	(321)
Balance at end of period	1,201	1,866
Brazil [member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	12,766	12,959
Other comprehensive Income / (Loss)	(1,865)	(193)
Balance at end of period	10,901	12,766
Mexico [member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	7,262	6,909
Other comprehensive Income / (Loss)	4	353
Balance at end of period	7,266	7,262
Uruguay [member]
Indefinite-lived Intangible Assets [Line Items]
Balance of beginning of period	16,839	16,839
Balance at end of period	$ 16,839	$ 16,839